UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

Community Capital Trust
 (Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, Florida 33331
 (Address of principal executive offices)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2015

Date of reporting period: August 31, 2014

Item 1. Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2014 (unaudited)

	Principal Amount	Value
CORPORATE BONDS - 0.43%
Salvation Army
5.44%, 09/01/2015	$370,000	$384,933
5.50%, 09/01/2018	1,375,000	1,519,623
5.64%, 09/01/2026	4,400,000	4,862,308
TOTAL CORPORATE BONDS (Cost $6,117,770)		6,766,864

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 77.43%
FGLMC Single Family - 1.36%
Pool Q16506, 3.00%, 02/01/2043	847,987	844,797
Pool Q06793, 3.50%, 03/01/2042	277,304	285,512
Pool Q07121, 3.50%, 04/01/2042	1,042,507	1,072,367
Pool Q07147, 3.50%, 04/01/2042	131,442	135,207
Pool Q07398, 3.50%, 04/01/2042	250,028	257,190
Pool Q07899, 3.50%, 05/01/2042	441,280	453,920
Pool Q08196, 3.50%, 05/01/2042	360,136	370,451
Pool Q08758, 3.50%, 06/01/2042	851,158	876,301
Pool Q09142, 3.50%, 06/01/2042	1,065,610	1,096,132
Pool Q09347, 3.50%, 07/01/2042	820,798	844,308
Pool A95574, 4.00%, 12/01/2040	242,914	257,636
Pool A97097, 4.00%, 02/01/2041	491,935	521,110
Pool A97712, 4.00%, 03/01/2041	773,482	821,904
Pool Q03658, 4.00%, 10/01/2041	644,230	682,174
Pool Q04226, 4.00%, 10/01/2041	341,819	361,952
Pool A91363, 4.50%, 03/01/2040	812,416	877,862
Pool A91756, 4.50%, 03/01/2040	570,570	616,308
Pool A92905, 4.50%, 06/01/2040	498,024	541,443
Pool A93467, 4.50%, 08/01/2040	421,262	458,055
Pool Q01597, 4.50%, 05/01/2041	712,584	769,706
Pool Q02377, 4.50%, 07/01/2041	295,437	319,119
Pool A68734, 5.00%, 07/01/2037	23,449	25,799
Pool A91364, 5.00%, 03/01/2040	637,859	706,836
Pool A91757, 5.00%, 04/01/2040	424,326	467,073
Pool A92906, 5.00%, 07/01/2040	595,413	655,406
Pool A56707, 5.50%, 01/01/2037	133,040	147,397
Pool A58653, 5.50%, 03/01/2037	516,836	574,090
Pool A68746, 5.50%, 10/01/2037	189,378	209,814
Pool A69361, 5.50%, 11/01/2037	137,001	151,785
Pool A76192, 5.50%, 04/01/2038	425,105	473,268
Pool A76444, 5.50%, 04/01/2038	331,882	367,777
Pool A78742, 5.50%, 06/01/2038	1,728,818	1,915,685
Pool A83074, 5.50%, 11/01/2038	215,720	239,000
Pool G06072, 6.00%, 06/01/2038	1,270,200	1,434,444
Pool G06073, 6.50%, 10/01/2037	1,289,856	1,462,139
		21,293,967
FHA Project Loans - 0.94%
Pool 023-98141, 6.00%, 03/01/2047 (a)	3,062,834	3,230,889
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,788,223	6,274,984
Pool Canton, 6.49%, 06/01/2046 (a)	4,671,837	4,803,503
034-35271, 6.95%, 06/01/2035 (a)	311,803	310,652
Pool Reilly, 7.43%, 08/25/2021 (a)	134,407	134,408
		14,754,436
FNMA Multifamily - 20.41%
Pool AM4462, 0.60%, 11/01/2023 (b)	1,974,300	1,988,854
Pool AM4701, 0.64%, 11/01/2023 (b)	8,255,000	8,255,383
Pool 469489, 0.84%, 11/01/2018 (b)	1,909,848	1,950,536
Pool AM6550, 1.21%, 01/01/2019 (a)	468,000	468,786
Pool AM1758, 1.69%, 12/01/2019	4,757,168	4,693,423
Pool AM2208, 1.81%, 01/01/2020	728,630	722,246
Pool 471480, 1.93%, 06/01/2017	3,354,487	3,411,053
Pool AM1082, 2.21%, 10/01/2019	5,049,258	5,115,305
Pool 471510, 2.29%, 06/01/2019	4,814,370	4,907,330
Pool AM1363, 2.29%, 11/01/2022	2,374,465	2,333,297
Pool AM2024, 2.30%, 01/01/2023	6,217,353	6,082,599
Pool AM2274, 2.31%, 01/01/2023	1,946,146	1,911,560
Pool AM1114, 2.34%, 11/01/2022	6,441,226	6,351,930
Pool AM0344, 2.41%, 08/01/2022	5,888,104	5,845,563
Pool 470149, 2.42%, 02/01/2019	4,558,719	4,678,326
Pool AM3179, 2.42%, 04/01/2023	8,054,551	7,876,068
Pool AM0671, 2.45%, 09/01/2022	7,761,203	7,444,536
Pool AM1718, 2.46%, 02/01/2023	975,153	957,639

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2014 (unaudited)

	Principal Amount	Value
Pool AM2198, 2.48%, 01/01/2023	$2,265,038	$2,252,038
Pool AM2686, 2.51%, 03/01/2023	3,884,952	3,847,775
Pool AM3905, 2.57%, 07/01/2018	618,881	636,883
Pool 471831, 2.65%, 10/01/2022	5,595,790	5,635,629
Pool 469239, 2.69%, 10/01/2018	7,587,174	7,870,266
Pool AM0043, 2.71%, 07/01/2022	607,500	615,177
Pool 469829, 2.72%, 12/01/2018	2,008,824	2,085,551
Pool 466487, 2.77%, 11/01/2017	5,041,865	5,253,493
Pool 468194, 2.80%, 06/01/2016	4,389,204	4,530,569
Pool 466009, 2.84%, 09/01/2017	2,904,052	3,031,402
Pool AM6234, 2.88%, 07/01/2021	2,229,434	2,308,317
Pool 471460, 2.88%, 06/01/2022	1,688,879	1,728,797
Pool 471334, 2.89%, 05/01/2022	2,405,384	2,465,036
Pool 471204, 2.90%, 05/01/2022	808,502	829,052
Pool 471372, 2.96%, 05/01/2022	385,084	396,350
Pool AM3663, 2.97%, 07/01/2023	983,772	1,002,852
Pool AM6001, 3.05%, 06/01/2024	1,500,000	1,530,665
Pool 470211, 3.06%, 12/01/2021	2,400,859	2,490,641
Pool 470863, 3.06%, 04/01/2022	963,309	997,872
Pool 470607, 3.08%, 03/01/2022	769,719	798,536
Pool 470619, 3.10%, 03/01/2022	1,694,880	1,759,579
Pool 470756, 3.12%, 03/01/2022	1,740,438	1,685,817
Pool 471117, 3.12%, 05/01/2022	527,892	548,693
Pool 471333, 3.12%, 08/01/2022	3,823,056	3,968,317
Pool 469907, 3.18%, 01/01/2022	7,689,070	8,059,362
Pool 469908, 3.18%, 01/01/2022	3,114,461	3,264,449
Pool AM6620, 3.34%, 08/01/2024	2,100,000	2,184,912
Pool 470035, 3.36%, 01/01/2022	432,604	455,429
Pool 470414, 3.37%, 01/01/2022	963,172	979,592
Pool AM5883, 3.41%, 05/01/2024	2,000,000	2,103,522
Pool 469760, 3.42%, 12/01/2021	4,109,221	4,346,469
Pool AM5986, 3.44%, 06/01/2026	5,000,000	5,192,015
Pool AX3104, 3.50%, 09/01/2040	1,262,670	1,304,665
Pool 469683, 3.54%, 11/01/2021	2,395,571	2,579,900
Pool AM6060, 3.55%, 06/01/2029	1,995,400	2,074,651
Pool 471656, 3.60%, 06/01/2030	791,260	812,230
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,199,870
Pool 465007, 3.67%, 05/01/2016	5,450,000	5,449,408
Pool AM4667, 3.69%, 11/01/2023	1,188,928	1,274,758
Pool 466856, 3.74%, 12/01/2020	1,759,189	1,897,584
Pool AM3096, 3.79%, 05/01/2043	384,658	392,348
Pool 469075, 3.82%, 09/01/2021	719,725	780,658
Pool AM5901, 3.82%, 06/01/2029	2,993,769	3,177,594
Pool 466973, 3.85%, 01/01/2021	5,367,650	5,865,692
Pool 469548, 3.90%, 11/01/2021	1,698,675	1,847,867
Pool 469094, 3.90%, 09/01/2026	215,411	232,080
Pool 468980, 3.95%, 09/01/2021	766,720	836,377
Pool 468263, 3.98%, 06/01/2021	4,779,725	5,219,626
Pool 468648, 4.00%, 07/01/2021	2,384,465	2,596,123
Pool AM3918, 4.03%, 09/01/2028	1,000,000	1,050,217
Pool 467985, 4.08%, 05/01/2018	1,823,291	1,963,361
Pool AM4154, 4.08%, 08/01/2025	1,059,540	1,156,415
Pool 465585, 4.10%, 07/01/2020	1,040,313	1,142,000
Pool 466934, 4.10%, 01/01/2021	483,334	527,648
Pool AM2974, 4.10%, 04/01/2043	1,163,674	1,229,137
Pool 468410, 4.13%, 06/01/2021	359,824	396,026
Pool 470044, 4.15%, 01/01/2027	2,515,975	2,745,449
Pool 465435, 4.22%, 07/01/2020	450,120	495,702
Pool 467052, 4.23%, 01/01/2021	953,385	1,052,784
Pool 467899, 4.23%, 04/01/2021	449,967	497,526
Pool 469501, 4.28%, 11/01/2029	1,350,322	1,420,871
Pool 467460, 4.33%, 04/01/2021	762,847	847,710
Pool 464304, 4.36%, 01/01/2020	3,085,967	3,408,940
Pool AM5386, 4.37%, 03/01/2030	1,095,149	1,185,286
Pool AM6769, 3.15%, 09/01/2024 (a)	3,000,000	3,067,860
Pool 463873, 4.38%, 11/01/2019	424,904	467,996
Pool 464855, 4.38%, 04/01/2020	923,368	1,019,913
Pool 464772, 4.41%, 03/01/2020	1,843,824	2,040,553
Pool 464223, 4.44%, 01/01/2020	767,535	849,486
Pool 467315, 4.46%, 02/01/2021	9,543,793	10,646,443
Pool 467732, 4.57%, 04/01/2021	285,331	320,173
Pool 465256, 4.65%, 06/01/2020	2,019,159	2,242,225
Pool 469625, 4.68%, 11/01/2041	2,465,531	2,752,817
Pool 464133, 4.85%, 01/01/2025	2,078,742	2,306,776
Pool 387659, 4.88%, 12/01/2015	828,989	858,829
Pool 387273, 4.89%, 02/01/2015	838,626	840,248

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2014 (unaudited)

	Principal Amount	Value
Pool 387560, 4.98%, 09/01/2015	$426,524	$437,207
Pool 387517, 5.02%, 08/01/2020	642,203	693,253
Pool 463944, 5.06%, 12/01/2024	2,048,364	2,348,718
Pool 873236, 5.09%, 02/01/2016	519,498	539,993
Pool 466907, 5.13%, 03/01/2026	406,521	454,088
Pool 387215, 5.19%, 01/01/2023	457,622	509,523
Pool 465394, 5.20%, 03/01/2026	547,079	612,032
Pool 385993, 5.23%, 04/01/2021	3,700,792	4,061,100
Pool 958128, 5.25%, 01/01/2019	488,468	548,688
Pool 463895, 5.25%, 10/01/2025	3,261,080	3,713,437
Pool 468996, 5.27%, 06/01/2029	1,199,597	1,302,105
Pool 468520, 5.29%, 01/01/2028	1,431,369	1,612,532
Pool 958081, 5.36%, 01/01/2019	3,028,329	3,415,045
Pool 873470, 5.42%, 03/01/2016	1,526,782	1,594,992
Pool 464523, 5.51%, 07/01/2024	1,073,028	1,257,149
Pool 874487, 5.52%, 05/01/2025	517,931	607,530
Pool 463144, 5.54%, 08/01/2024	1,486,960	1,655,830
Pool 873550, 5.55%, 04/01/2024	236,411	271,958
Pool 463000, 5.58%, 08/01/2021	1,278,446	1,417,353
Pool 467505, 5.66%, 03/01/2023	838,395	983,014
Pool 874481, 5.75%, 04/01/2022	3,608,480	4,090,980
Pool 463507, 5.76%, 03/01/2027	3,454,519	3,998,009
Pool 464296, 5.86%, 01/01/2028	1,917,341	1,936,220
Pool 873731, 5.88%, 07/01/2023	1,257,368	1,424,201
Pool 465990, 5.94%, 07/01/2027	476,379	555,205
Pool 387005, 5.95%, 06/01/2022	362,137	418,090
Pool 873949, 5.95%, 09/01/2024	1,301,537	1,456,793
Pool 463657, 5.96%, 10/01/2027	1,144,452	1,260,982
Pool 463839, 5.96%, 11/01/2027	676,857	795,487
Pool 873679, 6.10%, 06/01/2024	457,049	521,757
Pool 467914, 6.10%, 04/01/2041	531,985	628,482
Pool 463997, 6.12%, 12/01/2027	975,235	1,078,390
Pool 958614, 6.22%, 04/01/2027	374,305	430,315
Pool 464836, 6.23%, 03/01/2028	1,745,377	2,035,816
Pool 465259, 6.29%, 04/01/2028	1,287,237	1,534,261
Pool 385229, 6.33%, 09/01/2017	1,110,290	1,200,513
Pool 465260, 6.33%, 06/01/2028	1,578,286	1,771,950
Pool 464254, 6.34%, 11/01/2027	2,558,782	2,800,632
Pool 464969, 6.34%, 04/01/2028	2,597,391	3,003,270
Pool 464890, 6.37%, 04/01/2028	1,479,558	1,640,736
Pool 874736, 6.43%, 10/01/2025	458,282	547,375
Pool 464632, 6.50%, 02/01/2028	494,863	588,660
Pool 465588, 6.55%, 07/01/2028	598,740	720,205
Pool 466756, 6.59%, 12/01/2028	1,820,996	2,253,799
Pool 464473, 6.60%, 02/01/2040	1,085,060	1,302,213
Pool 464573, 6.72%, 02/01/2040	2,273,116	2,885,267
Pool 466595, 6.78%, 11/01/2025	3,726,596	4,481,876
Pool 469854, 8.26%, 12/01/2026	1,617,885	1,930,571
		319,250,915
FNMA Single Family - 19.10%
Pool AB5779, 3.00%, 07/01/2042	342,747	342,408
Pool AB6333, 3.00%, 09/01/2042	3,140,226	3,137,113
Pool AP7482, 3.00%, 09/01/2042	2,109,427	2,107,336
Pool AP9712, 3.00%, 09/01/2042	1,898,391	1,896,509
Pool AB6817, 3.00%, 10/01/2042	357,524	357,170
Pool AB7486, 3.00%, 12/01/2042	3,282,286	3,277,674
Pool AR5591, 3.00%, 01/01/2043	1,739,169	1,737,445
Pool AB8571, 3.00%, 02/01/2043	5,873,375	5,866,338
Pool AR1739, 3.00%, 02/01/2043	1,033,865	1,032,414
Pool AT1983, 3.00%, 04/01/2043	6,296,866	6,281,509
Pool AB9496, 3.00%, 05/01/2043	705,707	704,861
Pool AR6415, 3.00%, 05/01/2043	1,647,588	1,641,866
Pool AT0343, 3.00%, 05/01/2043	1,454,804	1,452,459
Pool AK2387, 3.50%, 02/01/2042	902,395	930,208
Pool AO0836, 3.50%, 05/01/2042	1,766,679	1,821,129
Pool AO3210, 3.50%, 06/01/2042	813,866	838,950
Pool AP2097, 3.50%, 08/01/2042	370,125	381,533
Pool AS0092, 3.50%, 07/01/2043	2,186,266	2,253,648
Pool AU1769, 3.50%, 08/01/2043	2,330,724	2,402,558
Pool AC1837, 4.00%, 08/01/2039	452,324	480,501
Pool AE5434, 4.00%, 10/01/2040	598,058	634,579
Pool AE9905, 4.00%, 10/01/2040	597,214	633,683
Pool AE7634, 4.00%, 11/01/2040	959,366	1,017,950
Pool AE7705, 4.00%, 11/01/2040	608,488	645,646
Pool AE8205, 4.00%, 11/01/2040	408,447	433,388

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2014 (unaudited)

	Principal Amount	Value
Pool AE8779, 4.00%, 12/01/2040	$139,286	$147,791
Pool AH0540, 4.00%, 12/01/2040	130,870	138,861
Pool AH2978, 4.00%, 01/01/2041	621,443	659,391
Pool AH2979, 4.00%, 01/01/2041	334,412	354,833
Pool AH5274, 4.00%, 01/01/2041	1,345,666	1,427,839
Pool AH5643, 4.00%, 01/01/2041	732,523	778,509
Pool AH5665, 4.00%, 02/01/2041	1,142,609	1,212,383
Pool AH5670, 4.00%, 02/01/2041	805,691	854,891
Pool AH5671, 4.00%, 02/01/2041	770,978	818,058
Pool AH5672, 4.00%, 02/01/2041	466,030	494,488
Pool AH6770, 4.00%, 03/01/2041	749,995	795,794
Pool AH7282, 4.00%, 03/01/2041	914,588	970,437
Pool AH8877, 4.00%, 04/01/2041	378,555	402,985
Pool AI0124, 4.00%, 04/01/2041	106,469	112,970
Pool AI9871, 4.00%, 09/01/2041	1,538,102	1,632,772
Pool AJ3460, 4.00%, 09/01/2041	546,568	579,982
Pool AJ4024, 4.00%, 10/01/2041	1,079,103	1,144,999
Pool AJ5285, 4.00%, 11/01/2041	1,007,738	1,069,276
Pool AJ7662, 4.00%, 12/01/2041	930,981	988,214
Pool AU9998, 4.00%, 09/01/2043	2,394,884	2,541,128
Pool AS0716, 4.00%, 10/01/2043	5,772,958	6,125,486
Pool AU6713, 4.00%, 10/01/2043	2,371,485	2,516,300
Pool AU6721, 4.00%, 10/01/2043	4,357,199	4,623,273
Pool AU8404, 4.00%, 10/01/2043	1,360,314	1,443,382
Pool AV0191, 4.00%, 10/01/2043	911,036	966,669
Pool AV0214, 4.00%, 10/01/2043	2,557,028	2,713,174
Pool AS0929, 4.00%, 11/01/2043	5,293,116	5,616,342
Pool AU6992, 4.00%, 11/01/2043	1,796,039	1,912,178
Pool AU6999, 4.00%, 11/01/2043	2,961,107	3,141,928
Pool AU7007, 4.00%, 11/01/2043	6,728,207	7,139,068
Pool AS1368, 4.00%, 12/01/2043	5,156,267	5,471,137
Pool AV0670, 4.00%, 12/01/2043	8,422,619	8,936,949
Pool AS1427, 4.00%, 01/01/2044	1,822,550	1,937,020
Pool AV2348, 4.00%, 01/01/2044	8,940,200	9,486,136
Pool AV6342, 4.00%, 01/01/2044	2,379,076	2,528,511
Pool AW0278, 4.00%, 01/01/2044	2,575,111	2,732,362
Pool AS1671, 4.00%, 02/01/2044	1,955,498	2,074,911
Pool AV5020, 4.00%, 02/01/2044	7,519,641	7,978,831
Pool AS1877, 4.00%, 03/01/2044	1,609,303	1,707,576
Pool AV7087, 4.00%, 03/01/2044	7,316,132	7,762,894
Pool AS2127, 4.00%, 04/01/2044	2,057,229	2,182,854
Pool AV7157, 4.00%, 04/01/2044	10,139,363	10,758,527
Pool AW0985, 4.00%, 05/01/2044	10,307,640	10,937,079
Pool AW3597, 4.00%, 06/01/2044	7,113,350	7,547,730
Pool AW5358, 4.00%, 06/01/2044	1,997,024	2,118,973
Pool AW6680, 4.00%, 06/01/2044	2,422,228	2,570,142
Pool AS2826, 4.00%, 07/01/2044	14,682,524	15,579,118
Pool AW8968, 4.00%, 07/01/2044	4,418,123	4,687,917
Pool AS3009, 4.00%, 08/01/2044	5,922,426	6,284,081
Pool AW8540, 4.00%, 08/01/2044	5,027,211	5,334,200
Pool AW9273, 4.00%, 08/01/2044	1,771,136	1,879,291
Pool AS3247, 4.00%, 09/01/2044	3,011,922	3,202,057
Pool AC4095, 4.50%, 09/01/2039	17,572	19,013
Pool 890226, 4.50%, 08/01/2040	11,004,419	11,896,177
Pool AD8493, 4.50%, 08/01/2040	1,109,257	1,204,196
Pool AE3014, 4.50%, 09/01/2040	726,722	786,430
Pool AE7635, 4.50%, 10/01/2040	380,257	410,802
Pool AH5666, 4.50%, 01/01/2041	316,109	344,094
Pool AH5644, 4.50%, 02/01/2041	511,437	555,291
Pool AH6769, 4.50%, 03/01/2041	3,102,144	3,379,920
Pool AH7512, 4.50%, 03/01/2041	807,026	878,755
Pool AH8880, 4.50%, 04/01/2041	859,939	939,333
Pool AH8881, 4.50%, 04/01/2041	1,408,296	1,534,258
Pool AI0125, 4.50%, 04/01/2041	1,167,505	1,263,415
Pool AI2268, 4.50%, 04/01/2041	1,094,497	1,183,772
Pool AI3491, 4.50%, 06/01/2041	3,223,228	3,488,359
Pool AI5362, 4.50%, 06/01/2041	2,437,826	2,639,161
Pool AI6148, 4.50%, 07/01/2041	927,220	1,001,701
Pool AI6155, 4.50%, 07/01/2041	2,804,799	3,036,616
Pool AI8446, 4.50%, 07/01/2041	592,064	639,622
Pool AI8166, 4.50%, 08/01/2041	2,363,631	2,558,976
Pool AI8167, 4.50%, 08/01/2041	1,982,318	2,145,694
Pool AI9872, 4.50%, 09/01/2041	1,270,887	1,375,774
Pool AJ4025, 4.50%, 10/01/2041	992,903	1,072,659
Pool AV0226, 4.50%, 10/01/2043	1,280,272	1,383,111
Pool AV6346, 4.50%, 01/01/2044	1,449,402	1,567,888

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2014 (unaudited)

	Principal Amount	Value
Pool 890230, 5.00%, 07/01/2040	$13,610,487	$15,025,250
Pool AD8500, 5.00%, 08/01/2040	1,174,824	1,296,569
Pool AH6772, 5.00%, 03/01/2041	292,216	324,146
Pool AH8879, 5.00%, 04/01/2041	887,082	978,124
Pool AI3492, 5.00%, 06/01/2041	785,538	868,875
Pool AI6154, 5.00%, 07/01/2041	799,896	881,994
Pool 890246, 5.50%, 11/01/2038	4,743,544	5,268,743
Pool 890247, 6.00%, 09/01/2038	7,437,217	8,413,750
Pool 886136, 6.50%, 07/01/2036	199,491	225,866
Pool 900106, 6.50%, 08/01/2036	154,240	174,334
Pool 900649, 6.50%, 09/01/2036	183,106	206,877
Pool 901391, 6.50%, 09/01/2036	131,332	148,557
Pool 947771, 6.50%, 09/01/2037	256,481	292,365
		298,741,039
GNMA Multifamily - 25.01%
Pool 2013-73, 0.98%, 12/16/2035	959,396	947,097
Pool 2013-45, 1.45%, 10/16/2040	2,179,500	2,149,185
Pool 2013-30 A, 1.50%, 05/16/2042	2,502,380	2,459,109
Pool 2013-85 A, 1.55%, 09/16/2046	4,031,713	3,822,717
Pool 2013-7 AC, 1.60%, 03/16/2047	5,399,727	5,215,045
Pool 2012-27 A, 1.61%, 07/16/2039	1,290,180	1,269,335
Pool 2012-139 AB, 1.67%, 02/16/2053	440,999	411,653
Pool 2013-118, 1.70%, 06/16/2036	8,910,790	8,886,793
Pool 2013-50, 1.73%, 05/16/2045	4,744,900	4,599,778
Pool 2010-140 A, 1.74%, 02/16/2031	157,464	157,430
Pool 2013-29 AB, 1.77%, 10/16/2045	4,336,453	4,231,940
Pool 2012-144 AD, 1.77%, 01/16/2053	3,541,483	3,368,212
Pool 2013-179 A, 1.80%, 07/16/2037	2,740,241	2,725,594
Pool 2012-99 AE, 1.80%, 02/16/2048	7,123,224	6,779,913
Pool 2013-12 AB, 1.83%, 11/16/2052	312,060	299,824
Pool 2013-72, 1.88%, 05/16/2046	7,214,632	6,964,753
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	2,908,752	2,774,446
Pool 2012-150 AB, 1.90%, 08/16/2044	240,541	235,917
Pool 2012-150 A, 1.90%, 11/16/2052	560,993	532,405
Pool 2012-120 A, 1.90%, 02/16/2053	4,253,237	4,040,618
Pool 2014-52 A, 1.95%, 09/16/2036	989,388	995,177
Pool 2013-154 A, 1.95%, 02/16/2044	2,448,444	2,456,091
Pool 2013-155 A, 1.95%, 03/16/2044	6,867,643	6,839,073
Pool 763925, 1.97%, 02/15/2036	2,294,156	2,006,216
Pool 2012-83 AB, 1.98%, 05/16/2045	5,328,301	5,158,062
Pool 2013-176 AB, 2.00%, 11/16/2038	1,471,200	1,471,110
Pool 2013-107 A, 2.00%, 05/16/2040	194,150	192,149
Pool 2013-92 AB, 2.00%, 02/16/2043	1,827,424	1,816,196
Pool 2013-143, 2.00%, 04/16/2043	245,242	244,788
Pool 2013-128 AB, 2.00%, 10/16/2051	4,626,434	4,444,352
Pool 2012-72 AB, 2.03%, 02/16/2046	1,751,400	1,707,325
Pool AA7789, 2.04%, 11/15/2052	7,194,087	6,345,877
Pool 2012-112 AD, 2.09%, 02/16/2053	2,030,536	1,941,771
Pool 2012-2 AB, 2.11%, 03/16/2037	1,368,605	1,359,989
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	3,395,157	3,242,083
Pool AA8478, 2.15%, 05/15/2035	392,149	349,983
Pool AA8479, 2.15%, 11/15/2035	812,301	724,689
Pool 2014-67 A, 2.15%, 03/16/2039	3,851,681	3,875,901
Pool 2014-13 BA, 2.15%, 06/16/2040	5,750,986	5,791,392
Pool 2012-70 AB, 2.18%, 08/16/2052	951,897	918,337
Pool 2011-58 A, 2.19%, 10/16/2033	149,925	150,697
Pool 2012-58 B, 2.20%, 03/16/2044	2,200,000	2,069,947
Pool 2014-78 A2, 2.20%, 04/16/2047	4,758,135	4,791,247
Pool 2013-94 AB, 2.20%, 03/16/2054	609,285	596,640
Pool 2011-16 A, 2.21%, 11/16/2034	256,974	257,761
Pool 2011-31 A, 2.21%, 12/16/2035	1,928,017	1,939,350
Pool 2014-75 A, 2.21%, 06/16/2047	2,804,295	2,821,974
Pool 2012-78 AD, 2.22%, 03/16/2044	1,150,000	1,088,193
Pool AC5324, 2.23%, 09/15/2032	2,937,031	2,654,141
Pool 2012-111 AB, 2.25%, 09/16/2052	17,456,105	17,193,932
Pool 2014-29 AB, 2.30%, 01/16/2041	4,699,362	4,729,062
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	5,500,000	5,003,245
Pool 798583, 2.37%, 08/15/2047	5,118,715	4,714,175
Pool AC3613, 2.39%, 01/15/2048	4,751,142	4,317,089
Pool 2014-15 AD, 2.40%, 08/16/2054	248,435	247,953
Pool 2011-42 AC, 2.41%, 05/16/2030	82,030	82,015
Pool 2011-109 A, 2.45%, 07/16/2032	1,733,733	1,743,749
Pool 2011-78 AB, 2.45%, 02/16/2039	2,275,296	2,300,595
Pool 778465, 2.45%, 09/15/2047	4,684,095	4,410,805
Pool AC9553, 2.47%, 02/15/2048	9,782,283	8,691,292

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2014 (unaudited)

	Principal Amount	Value
Pool AE4484, 2.50%, 06/15/2048	$4,138,452	$3,865,654
Pool 2013-193 AE, 2.50%, 10/16/2054	4,697,597	4,674,593
Pool 2011-161 B, 2.53%, 07/16/2038	2,610,000	2,576,574
Pool 2013-126 A, 2.55%, 10/16/2047 (b)	10,298,039	10,149,490
Pool 591746, 2.63%, 06/15/2048	857,127	793,627
Pool 2014-88, 2.64%, 06/16/2054	2,495,851	2,493,937
Pool AB8527, 2.65%, 04/15/2054	2,274,856	2,257,076
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	2,829,661	2,740,980
Pool 2011-64 AD, 2.70%, 11/16/2038	184,988	186,128
Pool 2014-125 A, 2.70%, 03/16/2047	2,000,000	1,998,626
Pool 2012-112 B, 2.70%, 01/16/2053	5,535,000	5,084,667
Pool AA1574, 2.73%, 07/15/2032	2,460,716	2,358,979
Pool AC3668, 2.73%, 04/15/2043	6,761,388	6,464,248
Pool 2010-156 AC, 2.76%, 03/16/2039	1,925,000	1,974,197
Pool 779493, 2.79%, 04/15/2052	585,670	544,901
Pool 2014-89, 2.80%, 05/16/2054	3,991,771	4,041,029
Pool 2014-124, 2.81%, 05/16/2054 (a)	6,665,000	6,637,660
Pool 2012-35 A, 2.83%, 10/16/2043	168,404	170,774
Pool 2014-14 AC, 2.84%, 10/16/2046	5,181,514	5,229,588
Pool 2011-6 AC, 2.85%, 12/16/2037	2,900,000	2,943,912
Pool AA2216, 2.87%, 01/15/2054	937,619	935,002
Pool AD6658, 2.97%, 01/15/2036	1,583,001	1,536,977
Pool 2011-27 B, 3.00%, 09/16/2034	495,000	506,664
Pool 2011-143 A, 3.00%, 07/16/2043	7,291,270	7,456,702
Pool 793935, 3.00%, 05/15/2047	1,690,300	1,631,581
Pool 777721, 3.00%, 07/15/2048	2,167,873	2,141,286
Pool AF4094, 3.05%, 08/15/2035	3,802,932	3,812,768
Pool 2014-47 AG, 3.09%, 02/16/2048	1,988,542	2,018,659
Pool AE4487, 3.10%, 02/15/2047	727,136	723,713
Pool 2012-9 A, 3.22%, 05/16/2039	1,329,458	1,359,123
Pool 2009-60 A, 3.47%, 03/16/2035	408,690	409,772
Pool AE2122, 3.47%, 03/15/2049	4,673,277	4,738,020
Pool 777717, 3.50%, 01/15/2033	1,102,919	1,165,704
Pool 2014-24 C, 3.50%, 10/16/2043	3,875,000	3,900,009
Pool 2014-61 A, 3.50%, 02/16/2054	4,880,100	5,029,915
Pool 2014-78, 3.50%, 08/16/2054	3,500,000	3,398,734
Pool AD8950, 3.51%, 09/15/2048	3,723,264	3,819,677
Pool AA8513, 3.60%, 03/15/2048	794,036	857,293
Pool AD8931, 3.60%, 07/15/2048	2,515,020	2,626,612
Pool AC6851, 3.62%, 08/15/2048	5,019,227	5,164,819
Pool AC6852, 3.62%, 08/15/2048	5,295,443	5,449,047
Pool AC6853, 3.62%, 08/15/2048	2,959,450	3,045,294
Pool 773174, 3.63%, 03/15/2047	1,381,077	1,418,244
Pool 727108, 3.64%, 02/15/2047	1,345,842	1,382,353
Pool AE9650, 3.65%, 08/15/2048	3,059,436	3,184,833
Pool AG5019, 3.73%, 03/15/2049	5,966,808	6,325,968
Pool AG0850, 3.75%, 11/15/2048	645,096	676,629
Pool 661706, 3.75%, 12/15/2054	2,486,000	2,517,957
Pool AG7484, 3.83%, 03/15/2049	1,477,081	1,565,294
Pool 749013, 3.88%, 10/15/2049	485,412	503,848
Pool 768250, 4.01%, 08/15/2052	2,537,088	2,669,504
Pool AF8133, 4.12%, 06/15/2037	1,731,183	1,864,832
Pool 760521, 4.13%, 09/15/2053	9,732,858	10,332,521
Pool 749575, 4.25%, 11/15/2046	4,818,627	5,077,707
Pool 758139, 4.25%, 02/15/2053	194,420	211,008
Pool AF9883, 4.46%, 09/15/2042	4,097,388	4,459,446
Pool AH1337, 4.61%, 06/15/2055	1,725,000	1,827,869
Pool 749167, 4.64%, 04/15/2052	2,425,604	2,597,389
Pool AF8136, 4.70%, 04/15/2044	1,370,059	1,475,822
Pool AC6885, 4.85%, 08/15/2055	17,600,000	18,846,299
Pool 749165, 4.98%, 06/15/2052	1,885,400	2,022,326
Pool 2008-39 C, 5.02%, 03/16/2034 (b)	39,407	39,428
Pool 2009-5 B, 5.07%, 08/16/2049 (b)	11,581	12,003
Pool 712102, 5.15%, 11/15/2032	513,856	538,641
Pool 735994, 5.15%, 08/15/2051	1,019,165	1,099,408
Pool 734980, 5.25%, 11/15/2051	1,131,424	1,217,728
Pool 664652, 5.65%, 06/15/2042	2,254,823	2,319,258
Pool 653889, 5.88%, 01/15/2043	176,061	181,593
Pool 637911, 6.00%, 07/15/2035	398,070	401,584
Pool 667881, 6.14%, 02/15/2043	469,101	484,132
Pool 636413, 6.25%, 04/15/2036	689,387	701,928
Pool 675582, 6.47%, 10/15/2043	1,424,446	1,479,922
Pool 643896, 6.50%, 06/15/2049	1,306,696	1,364,137
		391,269,809

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2014 (unaudited)

	Principal Amount	Value
GNMA Single Family - 5.51%
Pool AD1699, 3.00%, 02/15/2043	$5,222,789	$5,306,556
Pool 778944, 3.50%, 03/15/2042	884,685	922,094
Pool 779075, 3.50%, 04/15/2042	1,182,998	1,233,023
Pool 779209, 3.50%, 05/15/2042	985,340	1,027,312
Pool 779354, 3.50%, 06/15/2042	1,240,921	1,293,364
Pool AB2735, 3.50%, 08/15/2042	1,172,317	1,221,777
Pool 737576, 4.00%, 11/15/2040	75,544	80,698
Pool 737712, 4.00%, 12/15/2040	1,659,859	1,773,109
Pool 757173, 4.00%, 12/20/2040	581,577	622,229
Pool 737837, 4.00%, 01/15/2041	1,528,632	1,632,930
Pool 759104, 4.00%, 01/15/2041	800,068	854,656
Pool 759436, 4.00%, 01/20/2041	342,436	363,675
Pool 759466, 4.00%, 01/20/2041	1,113,909	1,188,609
Pool 759191, 4.00%, 02/15/2041	638,988	684,054
Pool 759301, 4.00%, 02/20/2041	1,006,255	1,076,527
Pool 763042, 4.00%, 04/20/2041	178,476	191,031
Pool 738629, 4.00%, 08/15/2041	1,429,526	1,527,061
Pool 738630, 4.00%, 08/15/2041	877,809	942,953
Pool 770515, 4.00%, 08/15/2041	2,009,609	2,146,723
Pool 738735, 4.00%, 09/15/2041	1,596,001	1,704,895
Pool 738954, 4.00%, 11/15/2041	815,076	875,139
Pool 778766, 4.00%, 01/15/2042	1,258,835	1,344,724
Pool 778847, 4.00%, 02/15/2042	878,789	938,748
Pool AF3781, 4.00%, 09/15/2043	2,460,761	2,628,657
Pool AG8734, 4.00%, 12/15/2043	2,811,037	3,002,832
Pool 717198, 4.50%, 06/15/2039	939,811	1,022,534
Pool 714594, 4.50%, 07/15/2039	264,308	289,557
Pool 720208, 4.50%, 07/15/2039	929,522	1,022,768
Pool 726402, 4.50%, 10/15/2039	123,926	135,504
Pool 728954, 4.50%, 12/15/2039	581,839	633,052
Pool 729017, 4.50%, 01/15/2040	1,141,737	1,245,683
Pool 737051, 4.50%, 03/15/2040	648,735	711,704
Pool 737222, 4.50%, 05/15/2040	697,274	766,149
Pool 698160, 4.50%, 07/15/2040	978,295	1,067,367
Pool 748456, 4.50%, 08/15/2040	888,875	975,721
Pool 738152, 4.50%, 04/15/2041	1,162,976	1,268,785
Pool 762882, 4.50%, 04/15/2041	771,511	847,227
Pool 738267, 4.50%, 05/15/2041	806,283	879,516
Pool 763543, 4.50%, 05/15/2041	604,371	658,241
Pool 738397, 4.50%, 06/15/2041	1,973,622	2,160,461
Pool 770396, 4.50%, 06/15/2041	765,385	836,880
Pool 783417, 4.50%, 08/20/2041	11,320,212	12,348,187
Pool 688624, 5.00%, 05/15/2038	373,616	410,174
Pool 411105, 5.00%, 01/15/2039	259,164	286,511
Pool 439079, 5.00%, 02/15/2039	266,856	293,099
Pool 646728, 5.00%, 03/15/2039	91,016	99,968
Pool 646750, 5.00%, 04/15/2039	241,969	265,820
Pool 646777, 5.00%, 05/15/2039	265,805	292,061
Pool 720288, 5.00%, 08/15/2039	637,489	699,847
Pool 722944, 5.00%, 08/15/2039	476,108	524,526
Pool 726290, 5.00%, 09/15/2039	1,021,055	1,123,113
Pool 723006, 5.00%, 10/15/2039	706,576	781,140
Pool 726403, 5.00%, 10/15/2039	658,791	726,738
Pool 737055, 5.00%, 03/15/2040	727,467	802,046
Pool 658393, 5.00%, 06/15/2040	714,345	785,993
Pool 783418, 5.00%, 06/20/2040	8,636,234	9,375,782
Pool 684677, 5.50%, 03/15/2038	532,186	590,639
Pool 684802, 5.50%, 04/15/2038	206,535	229,221
Pool 688625, 5.50%, 05/15/2038	292,823	325,523
Pool 2688636, 5.50%, 05/20/2038	391,340	433,013
Pool 690974, 5.50%, 06/15/2038	293,855	326,132
Pool 2690973, 5.50%, 06/20/2038	245,120	271,221
Pool G2 691179, 5.50%, 06/20/2038	298,332	329,602
Pool 693574, 5.50%, 07/15/2038	80,660	89,520
Pool 2409120, 5.50%, 07/20/2038	597,388	664,605
Pool 2700671, 5.50%, 10/20/2038	360,304	398,674
Pool 411116, 5.50%, 01/15/2039	182,191	202,286
Pool 705998, 5.50%, 01/15/2039	137,534	152,702
Pool 684988, 6.00%, 03/20/2038	317,778	356,255
Pool 688626, 6.00%, 05/15/2038	417,691	470,069
Pool 2688637, 6.00%, 05/20/2038	140,092	157,056
Pool 2693900, 6.00%, 07/20/2038	170,954	191,653
Pool 696513, 6.00%, 08/15/2038	199,023	223,980
Pool 696843, 6.00%, 08/20/2038	376,319	423,173
Pool 699255, 6.00%, 09/15/2038	668,077	753,049

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2014 (unaudited)

	Principal Amount	Value
Pool 698997, 6.00%, 09/20/2038	$429,808	$481,852
Pool 705999, 6.00%, 01/15/2039	285,054	320,818
Pool 2706407, 6.00%, 01/20/2039	74,932	84,030
Pool 582048, 6.50%, 01/15/2032	33,738	38,398
Pool 696844, 6.50%, 08/20/2038	249,726	282,454
Pool 698998, 6.50%, 09/20/2038	66,426	68,771
Pool 2706408, 6.50%, 01/20/2039	292,907	322,276
Pool 530199, 7.00%, 03/20/2031	56,458	58,166
		86,164,668
HUD - 0.96%
2.66%, 08/01/2016	1,000,000	1,039,006
2011-A, 2.05%, 08/01/2019	800,000	815,058
2010-A, 3.30%, 08/01/2019	5,718,000	6,161,808
Regional, 4.48%, 08/01/2016	2,500,000	2,686,302
0614, 5.51%, 08/01/2020	1,000,000	1,087,854
0620, 5.77%, 08/01/2026	3,000,000	3,236,817
		15,026,845
Small Business Administration - 4.10%
Pool Glenoaks Animal Hospital, 0.00%, 02/15/2039	313,571	327,672
Pool 507253, 0.50%, 05/25/2030 (b)	95,958	95,426
Pool 507766, 0.58%, 07/25/2031 (b)	111,860	111,442
Pool 508901, 0.60%, 07/25/2020 (b)	369,131	367,555
Pool 508206, 0.60%, 09/25/2032 (b)	83,911	83,680
Pool 508298, 0.60%, 01/25/2033 (b)	351,324	350,350
Pool 508506, 0.63%, 06/25/2033 (b)	386,331	385,664
Pool 508716, 0.82%, 06/25/2034 (b)	1,560,557	1,573,065
Pool 508890, 0.90%, 06/25/2020 (b)	343,440	344,032
Pool Napoli Granite, 1.13%, 09/27/2022	425,868	439,395
Pool 3954135000, 1.25%, 03/24/2017 (b)	45,059	45,922
Pool 4334715001, 1.25%, 01/05/2020 (b)	8,044	8,210
Pool American, 1.25%, 08/30/2022	766,315	799,116
Pool Cleburne, 1.25%, 08/30/2022	511,874	534,485
Pool Dairy Queen, 1.25%, 09/21/2022	170,213	175,589
Pool 509347, 1.25%, 11/25/2022 (b)	1,193,731	1,207,203
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022	91,851	94,802
Pool Gentleden, 1.25%, 04/10/2023	237,170	244,912
Pool 509392, 1.25%, 07/25/2023 (b)	1,885,802	1,908,403
Pool Juice It Up, 1.25%, 09/19/2023	206,669	213,391
Pool 509409, 1.25%, 09/25/2023 (b)	1,565,117	1,584,107
Pool TBA, 1.25%, 04/29/2034	292,500	304,716
Pool TBA, 1.25%, 04/29/2034	522,525	544,170
Pool 508969, 1.25%, 09/25/2035 (b)	1,355,299	1,395,772
Pool 508994, 1.25%, 01/25/2036 (b)	1,703,812	1,754,773
Pool 509084, 1.25%, 07/25/2036 (b)	2,565,230	2,643,125
Pool 509133, 1.25%, 09/25/2036 (b)	3,362,490	3,464,973
Pool 509225, 1.25%, 04/25/2037 (b)	3,049,918	3,144,143
Pool 509348, 1.25%, 02/25/2038 (b)	2,529,126	2,608,685
Pool 509350, 1.25%, 03/25/2038 (b)	5,101,756	5,262,637
Pool 509391, 1.25%, 06/25/2038 (b)	3,601,670	3,715,787
Pool C-Mai Enterprises, 1.25%, 10/15/2038	347,258	362,918
Pool 509417, 1.25%, 10/25/2038	2,996,507	3,091,773
Pool 509460, 1.25%, 01/25/2039	3,866,363	3,990,034
Pool 509491, 1.25%, 02/25/2039	5,946,437	6,136,853
Pool 509541, 1.25%, 08/25/2039 (b)	2,682,470	2,805,839
Pool 3153295002, 2.13%, 07/24/2029 (b)	2,204	2,261
Pool 3046316007, 2.13%, 12/03/2032 (b)	249,608	256,038
Pool Premie, 3.08%, 08/29/2038	754,902	850,234
Pool Animal, 3.33%, 06/04/2023	403,820	445,724
Pool Dynamic, 3.58%, 08/05/2023	156,754	174,252
Pool Econolodge, 3.58%, 09/11/2037	888,735	1,022,528
Pool 522053, 3.79%, 05/25/2026 (b)	469,726	527,118
Pool 521984, 3.91%, 10/25/2038 (b)	603,413	689,556
Pool 521967, 4.00%, 06/25/2038 (b)	3,580,424	4,095,691
Pool General, 4.08%, 12/17/2037	836,153	974,257
Pool 521970, 4.09%, 07/25/2038 (b)	1,091,697	1,268,865
Pool 522029, 4.15%, 02/25/2039	137,413	159,271
Pool 522020, 4.19%, 02/25/2026 (b)	478,872	538,129
Pool Joliba, 4.33%, 07/19/2023	338,578	384,695
Pool Schatz, 4.33%, 10/04/2023	32,084	36,419
Pool Valeri, 4.88%, 11/15/2023	79,918	91,577
Pool 7530434005, 5.27%, 06/29/2024	77,386	83,322
Pool 3829225004, 6.08%, 11/05/2020	516,062	551,358
		64,271,914

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2014 (unaudited)

	Principal Amount	Value
Small Business Administration Participation Certificates - 0.01%
2008-20C, 5.49%, 03/01/2028	$34,524	$38,205
2008-20E, 5.49%, 05/01/2028	119,124	130,716
		168,921

USDA Loan - 0.03%
Pool USDA Loan, 5.60%, 04/01/2019	408,582	453,164
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,208,932,269)		1,211,395,678

MUNICIPAL BONDS - 21.02%
Arkansas - 0.14%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	250,000	246,360
Jonesboro Economic Development Revenue Authority
3.00%, 10/01/2017	500,000	513,110
3.38%, 10/01/2018	305,000	314,089
3.85%, 10/01/2019	225,000	232,774
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	430,028
3.40%, 11/01/2020	450,000	461,749
		2,198,110

California - 0.60%
California Statewide Communities Development Authority
0.10%, 03/15/2034 (b)	1,650,000	1,650,000
5.30%, 04/01/2016	525,000	530,140
Livermore Redevelopment Agency
0.05%, 07/15/2039 (b)	3,600,000	3,600,000
Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	575,000	586,304
6.25%, 09/01/2017	250,000	281,948
Napa Community Redevelopment Agency
5.60%, 09/01/2018	430,000	430,378
Sacramento County Housing Authority
0.12%, 07/15/2035 (b)	305,000	305,000
7.65%, 09/01/2015	170,000	170,107
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,859,424
		9,413,301

Colorado - 0.02%
Colorado State Housing & Finance Authority
5.22%, 05/01/2036	342,299	345,513

Connecticut - 0.04%
Connecticut State Housing Finance Authority
5.83%, 11/15/2016	645,000	673,238

Delaware - 0.53%
Delaware State Housing Authority
2.65%, 11/01/2041	8,525,000	8,182,721
5.20%, 07/01/2025 (c)	30,000	30,506
		8,213,227

District of Columbia - 0.10%
District of Columbia
3.88%, 06/15/2045	1,611,736	1,614,282

Florida - 0.86%
Florida State Housing Finance Corp.
0.07%, 09/15/2032 (b) (c)	135,000	135,000
0.07%, 06/01/2048 (b) (c)	1,100,000	1,100,000
2.80%, 07/01/2041	7,022,544	6,912,501
2.80%, 07/01/2041	3,547,859	3,492,264
Hillsborough County Housing Finance Authority
0.07%, 11/15/2031 (b) (c)	1,530,000	1,530,000
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	105,000	105,981

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2014 (unaudited)

	Principal Amount	Value
Pinellas County Health Facilities Authority
0.05%, 12/01/2024 (b)	$235,000	$235,000
		13,510,746

Idaho - 0.00%
Idaho State Housing & Finance Association
6.00%, 07/01/2035	10,000	10,243

Illinois - 0.28%
Illinois Housing Development Authority
0.58%, 02/01/2015	150,000	149,933
0.68%, 08/01/2015	150,000	149,852
0.78%, 02/01/2016	665,000	664,348
0.87%, 08/01/2016	675,000	674,109
1.05%, 02/01/2017	690,000	689,510
1.23%, 08/01/2017	1,060,000	1,059,088
Illinois State Housing Development Authority
0.05%, 08/01/2034 (b) (c)	920,000	920,000
		4,306,840

Indiana - 0.18%
Elkhart Indiana County
0.13%, 09/01/2043 (b)	275,000	275,000
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	277,590
Indiana State Housing & Community Development Authority
5.51%, 01/01/2039	1,080,000	1,093,651
5.90%, 01/01/2037	540,000	551,853
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	475,000	539,116
		2,737,210

Iowa - 0.26%
Hawkeye Community College
2.60%, 06/01/2022	245,000	243,684
Iowa Finance Authority
0.09%, 01/01/2039 (b) (c)	2,500,000	2,500,000
Iowa State Finance Authority
2.30%, 09/01/2040	1,139,673	1,131,502
Kirkwood Community College
2.50%, 06/01/2017	120,000	124,639
		3,999,825

Kentucky - 1.23%
Kentucky State Housing Corp.
0.94%, 01/01/2017	1,245,000	1,241,290
2.55%, 07/01/2020	1,435,000	1,439,348
3.00%, 11/01/2041	10,705,000	10,741,504
4.25%, 07/01/2033	3,440,000	3,582,278
4.78%, 01/01/2015	640,000	647,674
5.75%, 07/01/2037	1,050,000	1,060,542
5.77%, 07/01/2037	395,000	396,694
6.06%, 07/01/2036	140,000	140,657
		19,249,987

Maine - 0.25%
Maine State Health & Higher Educational Facilities Authority
2.30%, 07/01/2015	310,000	312,815
Maine State Housing Authority
0.86%, 11/15/2015	1,000,000	1,000,080
1.44%, 11/15/2017	860,000	855,588
4.00%, 11/15/2024 (c)	1,715,000	1,811,554
		3,980,037

Maryland - 0.48%
Maryland State Community Development Administration
2.36%, 09/01/2018	150,000	152,593
2.49%, 03/01/2019	450,000	458,726
4.00%, 09/01/2025	4,060,000	4,177,902
6.07%, 09/01/2037	1,510,000	1,542,601

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2014 (unaudited)

	Principal Amount	Value
Montgomery County
4.00%, 05/01/2016	$1,175,000	$1,233,515
		7,565,337

Massachusetts - 0.79%
Massachusetts State Development Finance Agency
4.32%, 04/01/2018	740,000	806,844
Massachusetts State Housing Finance Agency
1.53%, 06/01/2018	825,000	808,665
1.66%, 12/01/2018	845,000	825,785
1.80%, 06/01/2019	870,000	847,667
1.93%, 12/01/2019	895,000	867,908
2.06%, 06/01/2020	915,000	889,902
2.06%, 12/01/2020	400,000	385,036
2.21%, 06/01/2018	210,000	210,941
2.31%, 12/01/2018	330,000	331,333
2.51%, 06/01/2019	160,000	160,982
2.61%, 12/01/2019	600,000	600,864
3.09%, 06/01/2020	200,000	204,502
3.19%, 12/01/2020	315,000	321,930
4.71%, 12/01/2037	1,995,000	2,011,319
5.21%, 12/01/2016	1,150,000	1,193,643
5.96%, 06/01/2017	665,000	703,869
6.50%, 12/01/2039	1,170,000	1,221,796
		12,392,986

Michigan - 0.08%
Michigan State Housing Development Authority
0.05%, 06/01/2038 (b) (c)	1,260,000	1,260,000

Minnesota - 0.06%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	105,000	106,051
6.30%, 07/01/2023	755,000	772,848
		878,899

Mississippi - 0.20%
Mississippi State
0.78%, 11/01/2015	3,000,000	3,009,120
1.90%, 12/01/2019	145,000	144,297
		3,153,417

Missouri - 0.03%
Missouri State Housing Development Commission
2.65%, 11/01/2041	435,000	436,157
4.15%, 09/25/2025	92,139	92,244
		528,401

Nevada - 0.00%
Nevada State Housing Division
5.11%, 04/01/2017	5,000	4,967

New Hampshire - 0.11%
New Hampshire State Housing Finance Authority
3.75%, 07/01/2034	1,265,000	1,330,818
5.70%, 01/01/2035	310,000	315,366
		1,646,184

New Jersey - 1.25%
New Jersey Housing & Mortgage Finance Agency
2.70%, 05/01/2019	360,000	361,753
2.80%, 11/01/2019	375,000	377,044
3.05%, 05/01/2020	390,000	394,161
3.35%, 11/01/2020	395,000	399,539
3.45%, 05/01/2021	405,000	409,641
3.55%, 11/01/2021	425,000	430,202
3.65%, 05/01/2022	430,000	436,751
3.80%, 11/01/2022	450,000	457,443
3.90%, 05/01/2023	460,000	469,366
4.00%, 11/01/2023	475,000	485,117
4.10%, 05/01/2024	485,000	494,719
4.20%, 11/01/2024	505,000	515,070
4.88%, 11/01/2029	2,500,000	2,559,550
New Jersey State Environmental Infrastructure Trust
3.15%, 09/01/2024	270,000	271,841

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2014 (unaudited)

	Principal Amount	Value
3.38%, 09/01/2025	$280,000	$284,528
4.00%, 09/01/2028	195,000	201,172
New Jersey State Housing & Mortgage Finance Agency
1.54%, 11/01/2014	100,000	100,010
1.90%, 11/01/2015	135,000	135,278
2.13%, 11/01/2016	145,000	144,719
2.38%, 11/01/2017	80,000	80,018
2.69%, 11/01/2018	90,000	89,661
2.99%, 11/01/2019	100,000	99,162
3.27%, 11/01/2020	100,000	99,668
3.57%, 11/01/2021	70,000	69,618
3.72%, 11/01/2022	125,000	124,253
4.57%, 11/01/2027	900,000	895,176
4.89%, 11/01/2032	1,435,000	1,413,260
5.09%, 11/01/2043	4,785,000	4,787,297
5.93%, 11/01/2028	1,625,000	1,678,592
6.13%, 11/01/2037	1,315,000	1,354,844
		19,619,453
New Mexico - 0.21%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	1,016,655	954,628
5.42%, 01/01/2016	85,000	87,700
6.15%, 01/01/2038	340,000	343,903
UNM Sandoval Regional Medical Center
4.50%, 07/20/2036	1,850,000	1,922,724
		3,308,955
New York - 6.18%
New York City Housing Development Corp.
0.70%, 11/01/2014	1,000,000	1,000,030
0.80%, 05/01/2015	500,000	499,770
0.80%, 05/01/2015	2,700,000	2,698,272
0.90%, 11/01/2015	1,205,000	1,203,650
0.95%, 11/01/2014	580,000	580,070
1.00%, 11/01/2015	500,000	499,595
1.03%, 05/01/2015	500,000	500,195
1.10%, 05/01/2015	715,000	715,794
1.11%, 05/01/2016	1,570,000	1,569,011
1.15%, 02/01/2016	210,000	210,176
1.16%, 11/01/2015	605,000	605,417
1.16%, 05/01/2017	910,000	912,020
1.17%, 05/01/2016	900,000	900,369
1.25%, 11/01/2015	800,000	801,560
1.29%, 05/01/2016	615,000	616,458
1.31%, 11/01/2016	1,595,000	1,593,708
1.31%, 11/01/2016	1,205,000	1,204,096
1.34%, 08/01/2016	500,000	500,985
1.40%, 05/01/2016	655,000	657,731
1.44%, 11/01/2016	500,000	501,005
1.44%, 05/01/2017	1,215,000	1,217,369
1.54%, 02/01/2017	515,000	516,463
1.57%, 11/01/2016	700,000	703,262
1.59%, 05/01/2017	785,000	789,592
1.59%, 11/01/2017	1,225,000	1,224,804
1.71%, 08/01/2015	1,630,000	1,639,519
1.73%, 05/01/2017	780,000	787,402
1.73%, 08/01/2017	730,000	736,628
1.74%, 05/01/2018	1,240,000	1,239,330
1.75%, 11/01/2017	550,000	553,119
1.87%, 11/01/2018	1,255,000	1,259,493
1.90%, 05/01/2018	815,000	819,165
1.91%, 02/01/2016	1,655,000	1,665,178
1.91%, 11/01/2017	750,000	757,822
2.01%, 05/01/2019	1,270,000	1,265,491
2.04%, 11/01/2018	805,000	813,348
2.08%, 05/01/2018	760,000	768,710
2.11%, 08/01/2016	1,665,000	1,678,786
2.26%, 11/01/2018	630,000	641,945
2.30%, 05/01/2016	2,130,000	2,170,278
2.31%, 02/01/2017	1,685,000	1,708,860
2.43%, 05/01/2019	720,000	731,686
2.50%, 11/01/2016	2,160,000	2,212,877
2.51%, 08/01/2017	1,710,000	1,739,019
2.59%, 11/01/2019	820,000	832,874

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2014 (unaudited)

	Principal Amount	Value
2.71%, 02/01/2018	$1,730,000	$1,758,545
2.74%, 05/01/2020	740,000	756,036
2.77%, 11/01/2021	1,295,000	1,281,454
2.79%, 05/01/2017	2,195,000	2,276,369
2.91%, 08/01/2018	1,750,000	1,782,795
3.11%, 02/01/2019	1,775,000	1,813,695
3.26%, 08/01/2019	1,805,000	1,900,178
3.43%, 02/01/2020	1,830,000	1,886,602
3.58%, 08/01/2020	965,000	997,318
3.67%, 11/01/2015	615,000	621,679
4.97%, 05/01/2019	1,995,000	2,168,904
5.27%, 08/01/2035	1,000,000	1,062,950
5.63%, 11/01/2024	3,250,000	3,593,265
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	963,181
New York State Housing Finance Agency
0.03%, 11/01/2041 (b)	2,500,000	2,500,000
0.05%, 11/01/2030 (b) (c)	3,765,000	3,765,000
0.65%, 05/01/2015	2,145,000	2,149,075
0.95%, 05/01/2016	1,180,000	1,182,714
1.40%, 05/01/2017	930,000	926,736
1.50%, 11/01/2017	935,000	931,120
4.90%, 08/15/2025 (c)	250,000	254,657
5.05%, 08/15/2039 (c)	1,355,000	1,375,190
New York State Mortgage Agency
1.19%, 04/01/2017	1,000,000	995,580
1.23%, 10/01/2015	700,000	703,668
1.59%, 04/01/2018	2,000,000	1,991,540
1.66%, 04/01/2017	950,000	957,068
1.82%, 10/01/2017	960,000	967,027
1.97%, 04/01/2018	970,000	978,623
2.12%, 10/01/2018	980,000	990,026
2.28%, 04/01/2019	995,000	1,004,482
2.43%, 10/01/2019	1,005,000	1,013,703
2.88%, 04/01/2021	1,040,000	1,051,929
3.40%, 10/01/2022	3,315,000	3,401,555
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	500,605
		96,746,201
North Carolina - 0.52%
North Carolina State Housing Finance Agency
2.81%, 07/01/2035	7,075,000	7,222,867
3.06%, 01/01/2020	300,000	304,500
3.41%, 07/01/2022	300,000	305,466
4.01%, 01/01/2026	250,000	256,175
		8,089,008
Ohio - 0.03%
Ohio State
7.75%, 12/01/2015	65,000	65,304
Ohio State Housing Finance Agency
5.47%, 09/01/2025	345,000	350,886
		416,190
Oregon - 0.04%
Portland
4.62%, 06/15/2018	325,000	339,544
6.03%, 06/15/2018	205,635	222,423
		561,967
Pennsylvania - 0.59%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	492,425
4.86%, 06/01/2018	50,000	55,521
4.97%, 06/01/2016	125,000	131,666
5.02%, 06/01/2016	5,925,000	6,352,785
5.17%, 06/01/2017	600,000	663,612
5.41%, 06/01/2022	500,000	586,580
6.39%, 06/01/2024	225,000	270,441
Pennsylvania Housing Finance Agency
0.05%, 10/01/2034 (b) (c)	605,000	605,000

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2014 (unaudited)

	Principal Amount	Value
Pennsylvania State Housing Finance Agency
5.84%, 04/01/2037	$140,000	$141,921
		9,299,951

Rhode Island - 0.04%
Rhode Island State Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	576,041

South Carolina - 0.32%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	2,100,000	2,115,078
4.00%, 07/01/2034	2,230,000	2,321,564
5.15%, 07/01/2037 (c)	590,000	608,868
		5,045,510

Texas - 1.22%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	491,563
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	8,725,000	8,721,597
Texas State Department of Housing & Community Affairs
0.08%, 07/15/2040 (b) (c)	2,835,000	2,835,000
0.13%, 09/01/2036 (b)	405,000	405,000
2.88%, 07/01/2041	6,620,000	6,604,576
		19,057,736

Utah - 1.10%
Utah State Housing Corp.
2.05%, 01/01/2043	3,500,000	3,453,870
2.15%, 01/01/2043	5,756,000	5,737,005
2.20%, 07/01/2041	5,755,000	5,444,403
6.32%, 01/01/2028	1,575,000	1,591,396
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	575,336
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	108,505
4.40%, 05/01/2026	200,000	216,514
		17,127,029

Virginia - 2.09%
Arlington County Industrial Development Authority
0.18%, 02/01/2016 (b)	740,000	740,000
1.99%, 12/15/2020	1,290,000	1,263,981
Fairfax County Redevelopment & Housing Authority
0.66%, 03/01/2015	5,200,000	5,209,776
Virginia State Housing Development Authority
0.84%, 10/01/2015	1,000,000	999,390
1.65%, 10/01/2018	500,000	493,350
2.77%, 03/01/2018	2,000,000	2,049,200
3.25%, 08/25/2042	2,351,390	2,263,213
4.25%, 10/25/2043	1,458,779	1,531,091
4.30%, 12/25/2043	2,891,720	3,040,788
5.28%, 03/01/2028	320,000	341,008
5.50%, 06/25/2034 (a)	2,676,758	2,676,758
5.50%, 03/25/2036 (a)	2,320,100	2,440,817
5.70%, 11/01/2022	1,250,000	1,340,400
5.97%, 11/01/2024	1,405,000	1,509,841
6.25%, 11/01/2029	4,365,000	4,713,851
6.32%, 08/01/2019	1,755,000	2,023,304
		32,636,768

Washington - 0.28%
King County Housing Authority
6.38%, 12/31/2046	4,255,000	4,385,246

West Virginia - 0.91%
West Virginia State Housing Development Fund
0.68%, 11/01/2015	250,000	249,425
0.94%, 05/01/2016	250,000	249,160
1.04%, 11/01/2016	250,000	248,170
1.23%, 05/01/2017	250,000	247,762
1.68%, 05/01/2019	250,000	243,153

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2014 (unaudited)

	Principal Amount	Value
1.95%, 05/01/2020	$250,000	$242,920
2.05%, 11/01/2020	325,000	314,740
2.30%, 11/01/2021	500,000	479,595
2.71%, 11/01/2017	1,520,000	1,571,224
2.81%, 05/01/2018	1,900,000	1,962,092
2.91%, 11/01/2018	1,500,000	1,550,190
3.12%, 05/01/2019	2,015,000	2,090,704
3.22%, 11/01/2019	2,415,000	2,501,771
3.32%, 05/01/2020	1,510,000	1,572,348
3.42%, 11/01/2020	740,000	770,865
		14,294,119
TOTAL MUNICIPAL BONDS (Cost $325,625,318)		328,846,924

MISCELLANEOUS INVESTMENTS - 0.11%
Community Reinvestment Revenue Note, 4.68%, 08/01/2035 (a) (d)	90,752	90,535
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	1,605,976	1,605,029
TOTAL MISCELLANEOUS INVESTMENTS (Cost $1,720,279)		1,695,564

CERTIFICATES OF DEPOSIT - 0.03%
Self Help Federal Credit Union
0.25%, 11/21/2014	250,000	250,000
0.55%, 08/23/2015	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $500,000)		500,000

SHORT-TERM INVESTMENT - 2.13%	Shares
Money Market Fund - 2.13%
Dreyfus Treasury Prime Cash Management, 0.00% (e)	33,273,667	33,273,667
TOTAL SHORT-TERM INVESTMENT (Cost $33,273,667)		33,273,667

Total Investments (Cost $1,576,169,303) - 101.15%		1,582,478,697
Liabilities in Excess of Other Assets, Net - (1.15)%		(18,033,317)
NET ASSETS - 100.00%		$1,564,445,380

Footnotes
The following information for the Fund is presented on an income tax basis as of August 31, 2014:
Cost of Investments		$1,576,169,303
Gross Unrealized Appreciation		28,575,079
Gross Unrealized Depreciation		(22,265,685)
Net Unrealized Appreciation		$6,309,394

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.  The total fair value of such securities at August 31, 2014 is $30,136,852, which represents 1.93% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of August 31, 2014.
(c)	Security is subject to Alternative Minimum Tax.
(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  At August 31, 2014, these securities amounted to $1,695,564, which represents 0.11% of total net assets.

(e)	The rate reported is the 7-day effective yield as of August 31, 2014.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2014 (unaudited)

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
TBA — To Be Announced
USDA — United States Department of Agriculture

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at August 31, 2014:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$6,766,864	$—	$6,766,864
U.S. Government & Agency Obligations	—	1,186,466,936	24,928,742	1,211,395,678
Municipal Bonds	—	323,729,349	5,117,575	328,846,924
Miscellaneous Investments	—	1,605,029	90,535	1,695,564
Certificates of Deposit	—	500,000	—	500,000
Short-Term Investment	33,273,667	—	—	33,273,667
Total Investments in Securities	$33,273,667	$1,519,068,178	$30,136,852	$1,582,478,697

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2014	$36,227,238
Accrued discounts/premiums	(1,033)
Realized gain/(loss)	145
Change in unrealized appreciation/(depreciation)	256,680
Purchases	(5,408,934)
Sales	(31,579)
Transfers into Level 3	—
Transfers out of Level 3	(6,113,775)
Ending balance as of August 31, 2014	$24,928,742
Change in unrealized gains (losses) included in earnings related to securities still held at reporting date	$256,680

Municipal Bonds
Beginning balance as of June 1, 2014	$5,243,809
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	(126,234)
Amortization sold	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of August 31, 2014	$5,117,575
Change in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—

Investments in Miscellaneous Investments
Beginning balance as of June 1, 2014	$134,879
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	(44,344)
Amortization sold	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of August 31, 2014	$90,535
Change in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2014, the transfers into Level 3 were due to changes in the availability of observable inputs used to determine fair value.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2014 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2014	Valuation Techique (all are fair valued, level 3)	Unobservable Inputs	Range (Average)
Asset Backed Securities	$90,535	Matrix Pricing	Remaining Average Life	0.5 years
			spread	E+516
			Coupon	4.68%
Fannie Mae DUS	$3,536,646	Matrix Pricing	Structure	1-30 year amortization, 10 yr balloon, 9.5 yr yield maint and 1- 4 yr 5 mo.Amortization, balloon & yield maint.
			Remaining Average Life	2.25-9.05 (5.65) years
			Coupon	1.21%-3.15% (2.18%)
			Spread to benchmark	N+25-50 (N+37.5)
			Offered Quotes variance to Mark	-0.11--0.30% (-0.21%)
Ginnie Mae Multifamily- REMICs	$6,637,660	Matrix Pricing	Remaining Average Life	4.5 years
			Coupon	2.81%
			Spread to benchmark	N+125
			Offered Quotes variance to Mark	0.60%
FHA loans	$14,754,436	Matrix Pricing	Structure	Lockout range 0-10 years (4yr average lock out), remaining maturity term range 7-36 years (23 year average maturity range)
			Remaining Average Life	2.58-9.83 (6.54) years
			Coupon	6.00%-7.43% (6.61%)
			Spread to benchmark	N+290-E+640 (+417)
			Offered Quotes variance to Mark	-0.49% - 1.26% (0.19%)
Taxable Municipals	$5,117,575	Matrix Pricing	Remaining Average Life	5.42-6.33 (5.875) years
			Coupon	5.5% (5.50%)
			Spread to benchmark	-11--6/TBA (-8.5/TBA)
			Offered Quotes variance to Mark	Utilizing dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2014, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Alternative Income Fund

Schedule of Investments August 31, 2014 (unaudited)

	Shares	Value
COMMON STOCK - 66.07%
Consumer Discretionary - 13.17%
Cedar Fair (a) (b)	7,800	$386,022
DIRECTV (c)	200	17,290
EnerCare	31,000	394,022
Family Dollar Stores	100	7,983
General Motors	7,500	261,000
Interpublic Group of Companies (a) (d)	18,200	355,446
Journal Communications (c)	1,000	9,920
LIN Media (b) (c)	1,646	38,385
Macy's (d)	2,500	155,725
National CineMedia (a) (d)	26,000	379,600
Regal Entertainment Group (a)	14,500	305,225
RG Barry	150	2,845
Sirius XM Holdings (c)	800	2,904
Six Flags Entertainment (a)	11,600	423,168
Time Warner Cable	408	60,355
Whistler Blackcomb Holdings (c)	12,300	206,112
		3,006,002
Consumer Staples - 4.59%
Anheuser-Busch InBev (a) (e)	4,600	514,188
Vector Group (a) (d)	15,000	358,350
Walgreens (d)	2,900	175,508
		1,048,046
Energy - 5.67%
Canadian Oil Sands (a)	10,000	215,396
Energy Transfer Partners (b)	734	42,169
Kinder Morgan Energy Partners (b)	318	30,649
Kodiak Oil & Gas (c)	701	11,405
Long Run Exploration	110,000	533,156
North Atlantic Drilling (a)	38,100	417,576
QR Energy (b)	1,750	37,852
Williams Partners (b)	100	5,301
		1,293,504
Financials - 19.82%
American Capital Mortgage Investment (a) (d) (f)	28,000	576,240
American International Group (a)	7,000	392,420
American Realty Capital Healthcare Trust (f)	3,555	38,998
Ares Capital (a)	18,000	308,700
Centrix Bank & Trust (c)	800	32,600
Chatham Lodging Trust (a) (f)	22,000	508,640
Ellington Residential Mortgage (f)	23,000	402,960
Georgia-Carolina Bancshares	500	10,920
Hudson City Bancorp	3,600	35,532
MetLife (a)	6,400	350,336
Nicholas Financial	250	3,208
OmniAmerican Bancorp	1,000	25,960
PNC Financial Services Group (a)	3,800	322,050
Protective Life	450	31,230
Ryman Hospitality Properties (a) (f)	10,400	517,400
Santander Consumer USA Holdings (d)	8,000	148,960
TF Financial	800	33,240
Wells Fargo (a)	6,000	308,640
Weyerhaeuser (a) (f)	14,000	475,300
		4,523,334
Health Care - 2.45%
Allergan	40	6,547
Chindex International (c)	1,000	23,910
Covidien	340	29,522
InterMune (c)	600	44,070
Medical Action Industries (c)	500	6,880
Pfizer (a)	14,700	432,033
Shire (e)	70	17,104
		560,066
Industrials - 8.45%
Aircastle (a) (d)	18,000	344,160
Covanta Holding (a)	23,000	482,770
Foster Wheeler	1,800	58,752
Macquarie Infrastructure (a)	8,000	577,040
Pitney Bowes (a)	16,500	446,490

CCM Alternative Income Fund

Schedule of Investments August 31, 2014 (unaudited)

	Shares	Value
URS	300	$18,174
		1,927,386
Information Technology - 6.19%
Apple (a) (d)	4,000	410,000
Compuware	500	4,675
International Rectifier (c)	700	27,580
MICROS Systems (c)	700	47,579
Montage Technology Group (c)	500	10,740
OmniVision Technologies (c)	150	4,067
Oracle (a)	9,500	394,535
QUALCOMM (a)	5,700	433,770
Tokyo Electron (e)	4,460	78,496
		1,411,442
Materials - 1.89%
MeadWestvaco (a)	4,500	193,500
Packaging Corp of America	3,500	237,965
		431,465
Telecommunication Services - 2.65%
Enventis Corp.	425	7,561
T-Mobile US (c) (d)	7,000	210,560
Verizon Communications (a)	7,000	348,740
Ziggo	800	38,052
		604,913
Utilities - 1.19%
Integrys Energy Group	600	40,734
National Fuel Gas Company (a) (d)	3,000	229,320
		270,054
TOTAL COMMON STOCK
(Cost $14,077,418)		15,076,212

	Principal Amount
MUNICIPAL BONDS - 26.38%
Arizona - 0.74%
Pima County, Industrial Development Authority
7.50%, 12/15/2018 (a)	$165,000	168,130

California - 2.37%
Garden Grove, Unified School District
6.08%, 08/01/2030 (a)	235,000	266,060
San Diego County, Regional Airport Authority
5.59%, 07/01/2043 (a)	250,000	273,445
		539,505

District of Columbia - 1.74%
District of Columbia
7.63%, 10/01/2035 (a)	365,000	397,810

Florida - 3.83%
Florida State, Department of Environmental Protection
6.15%, 07/01/2027 (a)	145,000	157,838
Hollywood Beach, Community Development District I
6.13%, 10/01/2039 (a)	220,000	243,956
Orlando, Community Redevelopment Agency, Build America Bond
7.78%, 09/01/2040 (a)	405,000	472,149
		873,943
Georgia - 1.81%
Atlanta Development Authority
5.35%, 01/01/2035 (a)	400,000	414,092

Illinois - 2.20%
Bedford Park Village
6.57%, 12/01/2030 (a)	445,000	501,155

Massachusetts - 1.48%
Massachusetts State, Housing Finance Agency
4.94%, 12/01/2037 (a)	335,000	338,849

CCM Alternative Income Fund

Schedule of Investments August 31, 2014 (unaudited)

	Principal Amount	Value
Minnesota - 0.74%
Minneapolis
6.50%, 06/01/2040 (a)	$155,000	$167,797

New Jersey - 0.86%
New Jersey State, Economic Development Authority
6.31%, 07/01/2026 (a)	175,000	196,569

North Carolina - 1.08%
Charlotte, Airport Special Facilities Revenue
6.06%, 07/01/2041 (a)	225,000	246,613

Ohio - 3.43%
Clermont County, Port Authority
5.75%, 12/01/2033 (a)	250,000	271,427
Montgomery
4.80%, 12/01/2037 (a)	110,000	112,846
Northeastern Ohio Medical University, Build America Bond
6.73%, 12/01/2030 (a)	230,000	245,709
Rocky River City, School District, Build America Bond
6.33%, 12/01/2044 (a)	150,000	153,210
		783,192
Oklahoma - 0.56%
Oklahoma State, Development Finance Authority
5.65%, 06/01/2041 (a)	120,000	127,532

South Carolina - 1.96%
Myrtle Beach
5.90%, 06/01/2039 (a)	400,000	448,268

Texas - 1.37%
Austin
5.75%, 11/15/2042 (a)	300,000	312,687

Wisconsin - 2.21%
Green Bay, Redevelopment Authority
5.90%, 06/01/2037 (a)	475,000	504,042

TOTAL MUNICIPAL BONDS
(Cost $5,838,693)		6,020,184

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.21%
FGLMC Single Family - 0.10%
1998-2106, 7.90%, 12/15/2028 (g)	101,804	22,550

FHA Project Loan - 6.94%
034-35272, 5.00%, 06/01/2035 (h)	309,030	307,890
Ridgewood Florida, 6.45%, 01/01/2036 (h)	266,672	264,533
Brain Tree, 6.51%, 07/01/2047 (h)	952,999	1,012,504
		1,584,927
FNMA Multifamily - 4.15%
Pool 464523, 5.51%, 07/01/2024	370,273	433,809
Pool 957188, 5.65%, 06/01/2017	46,839	51,717
Pool 464296, 5.86%, 01/01/2028	357,267	360,785
Pool 463194, 6.36%, 08/01/2027	99,585	99,623
		945,934

GNMA Multifamily - 0.02%
2008-59, 5.78%, 06/16/2032	4,387	4,386
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $2,500,759)		2,557,797

	Shares
CLOSED-END FUNDS - 9.02%
Apollo Tactical Income Fund	14,000	249,760
BlackRock Build America Bond Trust (a)	14,000	306,180
BlackRock Insured Municipal Income Trust	11,665	162,843
BlackRock MuniAssets Fund	30,776	408,090
Flaherty & Crumrine Total Return Fund	9,000	179,550

CCM Alternative Income Fund

Schedule of Investments August 31, 2014 (unaudited)

	Shares	Value
PIMCO Dynamic Income Fund	12,500	$408,375
Putnam Managed Municipal Income Trust	48,560	342,348
TOTAL CLOSED-END FUNDS
(Cost $2,010,699)		2,057,146

PREFERRED STOCK - 1.72%
Financials - 1.72%
Ally Financial (g)	10,500	286,335
Goldman Sachs Group (g)	5,300	106,318
TOTAL PREFERRED STOCK
(Cost $389,225)		392,653

	Principal Amount
MORTGAGE-BACKED OBLIGATION - 0.73%
HASC - 0.73%
2005-I1 2A4, 0.55%, 11/25/2035	$235,000	165,629
TOTAL MORTGAGE-BACKED OBLIGATION
(Cost $125,610)		165,629

CORPORATE BOND - 0.48%
Salvation Army
5.68%, 09/01/2031 (a)	100,000	110,661
TOTAL CORPORATE BOND
(Cost $101,860)		110,661

	Shares
SHORT-TERM INVESTMENT - 7.51%
Money Market Fund - 7.51%
Dreyfus Treasury Prime Cash Management, 0.00% (i)	1,712,795	1,712,795
TOTAL SHORT-TERM INVESTMENT
(Cost $1,712,795)		1,712,795

Total Investments (Cost $26,757,059) - 123.12%		28,093,077
Liabilities in Excess of Other Assets, Net - (23.12)%		(5,274,914)
NET ASSETS - 100.00%		$22,818,164

Footnotes
The following information for the Fund is presented on an income tax basis as of August 31, 2014:
Cost of Investments		$26,757,059
Gross Unrealized Appreciation		1,420,984
Gross Unrealized Depreciation		(84,966)
Net Unrealized Appreciation		$1,336,018

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT - (3.02)%
iShares MSCI Emerging Markets ETF	(6,500)	$(292,890)
iShares S&P/TSX 60 Index Fund	(8,800)	(183,316)
United States Oil Fund	(6,000)	(214,560)
TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $637,169)		(690,766)

COMMON STOCK SOLD SHORT - (16.07)%
Consumer Discretionary - (3.20)%
Cinemark Holdings	(3,314)	(116,951)
Comcast	(1,173)	(64,198)
Darden Restaurants (d)	(3,000)	(141,960)
EW Scripps (c)	(517)	(9,802)
Liberty Global (c)	(632)	(26,817)
LifeLock (c)	(4,000)	(59,280)
McDonald's	(3,100)	(290,532)
Media General (c)	(1,212)	(18,677)
		(728,217)

Consumer Staples - (1.45)%
Coca-Cola	(5,200)	(216,944)
Sysco (d)	(3,000)	(113,490)
		(330,434)

Energy - (2.03)%
Access Midstream Partners (b)	(85)	(5,470)

CCM Alternative Income Fund

Schedule of Investments August 31, 2014 (unaudited)

	Shares	Value
AMEC	(1,620)	$(30,256)
BreitBurn Energy Partners (b)	(1,724)	(39,445)
Energy Transfer Partners (b)	(367)	(21,084)
Exxon Mobil	(3,300)	(328,218)
Kinder Morgan	(697)	(28,061)
Whiting Petroleum (c)	(124)	(11,490)
		(464,024)

Financials - (2.37)%
American Residential Properties (c) (f)	(15,500)	(294,190)
Bank of America	(1,000)	(16,090)
Equity Residential (f)	(1,750)	(116,323)
M&T Bank	(303)	(37,460)
National Penn Bancshares	(2,025)	(20,250)
Southside Bancshares	(445)	(15,286)
State Bank Financial	(397)	(6,653)
Ventas (f)	(540)	(35,521)
		(541,773)

Health Care - (1.18)%
AbbVie	(187)	(10,337)
Medtronic	(324)	(20,687)
ResMed	(4,400)	(233,420)
Valeant Pharmaceuticals International (c)	(33)	(3,871)
		(268,315)

Industrials - (3.10)%
AECOM Technology Corp. (c)	(220)	(8,325)
Boeing	(2,000)	(253,600)
Caterpillar	(1,700)	(185,419)
Deere (d)	(3,100)	(260,679)
		(708,023)

Information Technology - (0.37)%
Applied Materials	(3,623)	(83,710)

Materials - (1.52)%
AptarGroup	(4,300)	(275,845)
Louisiana-Pacific (c)	(5,000)	(71,350)
		(347,195)

Telecommunication Services - (0.07)%
AT&T	(260)	(9,090)
Consolidated Communications Holdings	(314)	(7,655)
		(16,745)

Utilities - (0.78)%
FirstEnergy	(4,300)	(147,232)
Wisconsin Energy	(675)	(30,598)
		(177,830)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $3,593,825)		(3,666,266)

Total Securities Sold Short
(Proceeds $4,230,994)		$(4,357,032)

Footnotes
The following information for the Fund is presented on an income tax basis as of August 31, 2014:
Cost of Investments		$(4,230,994)
Gross Unrealized Appreciation		38,602
Gross Unrealized Depreciation		(164,640)
Net Unrealized Depreciation		$(126,038)

	Contracts	Value
PURCHASED OPTIONS † (c) - 0.59%
Aircastle Call,
Expires 10/18/2014, Strike Price: $17.50	25	$3,750
Ambac Financial Group Call,
Expires 01/17/2015, Strike Price: $40.00	10	50
Expires 01/17/2015, Strike Price: $30.00	30	2,550
Copa Holdings SA Call,
Expires 09/20/2014, Strike Price: $135.00	20	100

CCM Alternative Income Fund

Schedule of Investments August 31, 2014 (unaudited)

	Contracts	Value
Darden Restaurants Put,
Expires 10/18/2014, Strike Price: $45.00	50	$4,500
Deere Put,
Expires 09/20/2014, Strike Price: $85.00	10	1,610
Expires 09/20/2014, Strike Price: $87.50	55	19,250
Hertz Global Holdings Call,
Expires 09/20/2014, Strike Price: $30.00	15	1,125
Interpublic Group of Companies Call,
Expires 10/18/2014, Strike Price: $19.00	50	5,250
iShares iBoxx $ High Yield Corporate Bond Put,
Expires 09/20/2014, Strike Price: $92.00	18	360
Expires 09/20/2014, Strike Price: $93.00	60	2,100
iShares Russell 2000 Call,
Expires 10/18/2014, Strike Price: $116.00	12	3,384
iShares Russell 2000 Put,
Expires 10/18/2014, Strike Price: $112.00	375	51,000
National CineMedia Call,
Expires 09/20/2014, Strike Price: $17.00	30	300
National Fuel Gas Company Call,
Expires 01/17/2015, Strike Price: $75.00	20	7,200
Petr Put,
Expires 11/22/2014, Strike Price: $15.00	65	2,080
PowerShares Senior Loan Port Put,
Expires 10/18/2014, Strike Price: $24.00	300	1,500
Scotts Miracle-Gro Company Put,
Expires 09/20/2014, Strike Price: $60.00	20	2,400
SeaWorld Entertainment Call,
Expires 09/20/2014, Strike Price: $30.00	10	50
Expires 12/20/2014, Strike Price: $20.00	10	2,080
SPDR S&P 500 Put,
Expires 09/20/2014, Strike Price: $190.00	270	7,560
Expires 10/18/2014, Strike Price: $193.00	10	1,470
SPDR S&P Biotech ETF Put,
Expires 09/20/2014, Strike Price: $154.00	10	2,000
Spirit AeroSystems Holdings Put,
Expires 10/18/2014, Strike Price: $30.00	40	1,000
Sysco Call,
Expires 09/20/2014, Strike Price: $38.00	20	1,000
Sysco Put,
Expires 09/20/2014, Strike Price: $35.00	40	400
T-Mobile US Call,
Expires 11/22/2014, Strike Price: $32.00	40	5,040
United States Steel Put,
Expires 09/20/2014, Strike Price: $30.00	20	100
Walgreens Call,
Expires 09/20/2014, Strike Price: $65.00	20	180
Yum! Brands Call,
Expires 10/18/2014, Strike Price: $80.00	40	560
Expires 10/18/2014, Strike Price: $77.50	40	1,680
Expires 10/18/2014, Strike Price: $72.50	20	3,920

TOTAL PURCHASED OPTIONS
(Cost $253,846)		$135,549

WRITTEN OPTIONS † (c) - (0.25)%
Aircastle Put,
Expires 10/18/2014, Strike Price: $15.00	(25)	(625)
American Capital Mortgage Investment Call,
Expires 09/20/2014, Strike Price: $20.00	(15)	(945)
Apple Call,
Expires 09/20/2014, Strike Price: $106.00	(10)	(1,070)
Darden Restaurants Put,
Expires 10/18/2014, Strike Price: $41.00	(50)	(1,250)
Deere Put,
Expires 09/20/2014, Strike Price: $82.50	(40)	(2,200)
Interpublic Group of Companies Call,
Expires 10/18/2014, Strike Price: $21.00	(50)	(2,000)

CCM Alternative Income Fund

Schedule of Investments August 31, 2014 (unaudited)

	Contracts	Value
Interpublic Group of Companies Put,
Expires 10/18/2014, Strike Price: $16.00	(75)	$(1,125)
iShares Russell 2000 Put,
Expires 09/20/2014, Strike Price: $102.00	(100)	(600)
Expires 10/18/2014, Strike Price: $105.00	(525)	(24,675)
Macy's Call,
Expires 09/20/2014, Strike Price: $60.00	(10)	(2,530)
Expires 09/20/2014, Strike Price: $62.50	(8)	(712)
National Fuel Gas Company Call,
Expires 01/17/2015, Strike Price: $80.00	(10)	(1,550)
Santander Consumer USA Holdings Call,
Expires 10/18/2014, Strike Price: $20.00	(80)	(5,200)
SPDR S&P 500 Put,
Expires 09/20/2014, Strike Price: $184.00	(360)	(5,040)
Vector Group Call,
Expires 09/20/2014, Strike Price: $22.50	(60)	(6,720)
TOTAL WRITTEN OPTIONS
(Premiums Received $126,531)		$(56,242)

†
For the period ended August 31, 2014, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

A list of the open futures contracts held by the Fund at August 31, 2014, is as follows ‡:

‡
For the period ended August 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(a)	All or a portion of this security has been committed as collateral for open short positions.
(b)	Security considered to be a Master Limited Partnership. At August 31, 2014, these securities amounted to $474,379 or 2.08% of net assets.
(c)	Non-income producing security.
(d)	Underlying security for a written/purchased option.
(e)	ADR - American Depositary Receipt
(f)	REIT - Real Estate Investment Trust
(g)	Variable rate security. The coupon rate shown is the effective rate as of August 31, 2014.
(h)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.  The total fair value of such securities at August 31, 2014 is $1,584,927, which represents 6.95% of total net assets.

(i)	The rate shown is the 7-day effective yield as of August 31, 2014.

ETF — Exchange Traded Fund
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HASC — HSI Asset Securitization Corporation Trust
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt
TSX — Toronto Stock Exchange

CCM Alternative Income Fund

Schedule of Investments August 31, 2014 (unaudited)

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at August 31, 2014:

Assets	Level 1	Level 2	Level 3		Total
Common Stock	$15,076,212	$—	$—		$15,076,212
Municipal Bonds	—	6,020,184	—		6,020,184
U.S. Government & Agency Obligations	—	972,870	1,584,927		2,557,797
Closed-End Funds	2,057,146	—	—		2,057,146
Preferred Stock	286,335	106,318	—		392,653
Mortgage-Backed Obligation	—	165,629	—		165,629
Corporate Bond	—	110,661	—		110,661
Short-Term Investment	1,712,795	—	—		1,712,795
Total Assets	$19,132,488	$7,375,662	$1,584,927	*	$28,093,077

Liabilities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$(690,766)	$—	$—	$(690,766)
Common Stock	(3,666,266)	—	—	(3,666,266)
Total Liabilities	$(4,357,032)	$—	$—	$(4,357,032)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$135,549	$—	$—	$135,549
Written Options	(56,242)	—	—	(56,242)
Futures**
Unrealized Depreciation	(327,825)	—	—	(327,825)
Total Other Financial Instruments	$(248,518)	$—	$—	$(248,518)

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.
**	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2014	$577,467
Accrued discounts/premiums	19
Realized gain/(loss)	26
Change in unrealized appreciation/(depreciation)	2,752
Purchases	1,010,427
Sales	(5,764)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of August 31, 2014	$1,584,927
Change in unrealized gains included in earnings related to securities still held at reporting period date	$2,752

For the period ended August 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2014.  The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2014	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Loans	$1,584,927	Matrix Pricing	Structure	Two are out of lockout with remaining maturity term range 11-22 years (16.5 years). One is a 40-year Amortization with a 15-year Lockout period and 1% prepay penalty to maturity (2047)
			Average Life	0.25 years – 8.5 years (3 years)
			Coupon	6.45% - 6.95% (6.64%)
			Spread to Benchmark	N+328 - E+805 (+591)
			Offered Quotes Variance to Mark	-0.49% to -1.48% (-0.82%)

CCM Alternative Income Fund

Schedule of Investments August 31, 2014 (unaudited)

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2014, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 27, 2014

By (Signature and Title)	/s/ James Malone
James Malone
Treasurer/Principal Financial Officer
Date: October 27, 2014